Leases - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Payments of termination fees	$ 100
Lease liabilities		$ 23,090	$ 24,800
Finance lease right-of-use assets, net		21,432	23,492
Lease liabilities		727	800
Operating lease right-of-use assets, net		$ 727	$ 769